Cover	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Entity File Number	001-39096
Entity Registrant Name	GRYPHON DIGITAL MINING, INC.
Entity Central Index Key	0001755953
Entity Tax Identification Number	83-2242651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 N. Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	877
Local Phone Number	646-3374
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRYP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false